INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0
Deferred	0	0
Deferred provision	0	0
Impact of change in enacted tax rates	0	0
Change in valuation allowance	0	0
Total provision for income taxes	$ 0	$ 0